Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Dilutive adjustments to the weighted average number of common shares
Total	792,366	418,994	488,672	722,686	769,473	503,442
Common stock purchase warrants [Member]
Dilutive adjustments to the weighted average number of common shares
Total	492,614	188,920	188,920	492,614	492,612	254,614
Stock options [Member]
Dilutive adjustments to the weighted average number of common shares
Total	299,752	230,074	299,752	230,074	276,861	248,828